SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 3,019,069	$ 9,229,845	$ 14,941,775	$ 6,872,894
Short-term investments			6,366,828
Accounts receivable		62,842
Accounts payable and accrued liabilities	(2,301,457)	(3,362,430)	(1,791,222)
Covid-19 government support loans	(30,200)	(29,520)	(31,660)
Contract liabilities		(274,192)
Derivative warrant liability	$ (1,002,264)